Time Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Time Deposits
Scheduled maturities of time deposits

(In thousands)
Due during the year ending December 31,
2022	$36,815
2023	11,755
2024	5,430
2025	1,516
2026	366
Thereafter	360
$56,242